UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                          FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                              	  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Senator Investment Group LP
Address:  1330 Avenue of the Americas, 26th Floor
	  New York, NY 10019

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward Larmann
Title:     Chief Financial Officer
Phone:     (212) 376-4305

Signature, Place and Date of Signing:

      Edward Larmann	New York, NY	November XX, 2010


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $1,959,953 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                               FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------

Alpha Natural Resources Inc	COM		02076X102	34978	  850000	SOLE		 8500000	0	0
Aspen Technology Inc		COM		045327103	25910	 2498586	SOLE		 2498586	0	0
Avis Budget Group		COM		053774105	64089	 5501200	SOLE		 5501200	0	0
Citigroup Inc			COM		172967101	46920	12000000	SOLE		12000000	0	0
Cogent Inc			COM		19239Y108	10640	 1000000	SOLE		 1000000	0	0
Celera Corp			COM		15100E106	33700	 5000000	SOLE		 5000000	0	0
Dollar Thrifty Automotive GP	CALL		256743905	50692	   10110 CALL	SOLE		   10110	0	0
Energy XXI (Bermuda) Ltd	COM		G10082140	29775	 1288406	SOLE		 1288406	0	0
Energy XXI (Bermuda) Ltd	COM		G10082140	 4890	  211594	SOLE		  211594	0	0
Forest Labs Inc			COM		345838106	52581	 1700000	SOLE		 1700000	0	0
Graham Packaging Co Inc.	COM		384701108	35885	 3036026	SOLE		 3036026	0	0
Harvest Natural Resources Inc	COM		41754V103	 7049	  676500	SOLE		  676500	0	0
Hertz Global Holdings Inc	COM		42805T105	42360	 4000000	SOLE		 4000000	0	0
Huntsman Corp			COM		447011107	39882	 3450000	SOLE		 3450000	0	0
Huntsman Corp			CALL		447011907	 2890	    2500 CALL	SOLE		    2500	0	0
Idera Pharmaceuticals Inc	COM		451685306	10642	 3234505	SOLE		 3234505	0	0
IShares Russell 2000		PUT		464287955	67500	   10000 PUT	SOLE		   10000	0	0
IShares Russell 2000		PUT		464287955	67500	   10000 PUT	SOLE		   10000	0	0
IShares Russell	2000		PUT		464287955      472500	   70000 PUT	SOLE		   70000    	0	0
JPMorgan chase & Co		COM		46625H100	20933	  550000	SOLE		  550000	0	0
Lear Corp			COM		521865204	33545	  425000	SOLE		  425000	0	0
Liberty Media Corp		DEB		530715AG6	 5756	10000000	SOLE		10000000	0	0
Macquarie Infrastr Co LLC	COM		55608B105	55067	 3552700	SOLE		 3552700	0	0
Martin Marietta Matls Inc	COM		573284106	12315	  160000	SOLE		  160000	0	0
Medtronic Inc			COM		585055106	33580	 1000000	SOLE		 1000000	0	0
Murphy Oil Corp			COM		626717102	30960	  500000	SOLE		  500000	0	0
Pharmerica Corp			COM		71714F104	14295	 1500000	SOLE		 1500000	0	0
Plains Expl & Prodtn Co		COM		726505100	33338	 1250000	SOLE		 1250000	0	0
Plains Expl & Prodtn Co		CALL		726505900	66675	   25000 CALL	SOLE		   25000	0	0
Potash Corp Sask Inc		COM		73755L107	56258	  390570	SOLE		  390570	0	0
Savient Pharmaceuticals Inc	COM		80517Q100	34305	 1500000	SOLE		 1500000	0	0
SAVVIS Inc			COM		805423308	10540	  500000	SOLE		  500000	0	0
Skechers U S A Inc		COM		830566105	 7231	  307842	SOLE		  307842	0	0
Smurfit-Stone Container Corp	COM		83272A104	18940	 1031019	SOLE		 1031019	0	0
Solutia Inc			COM		834376501	18984	 1185000	SOLE		 1185000	0	0
St Jude Med Inc			CALL		790849903	39340	   10000 CALL   SOLE		   10000	0	0
TCF Finl Corp			COM		872275102	12952	  800000	SOLE		  800000	0	0
Temple Inland Inc		COM		879868107	74748	 4005800	SOLE		 4005800	0	0
Temple Inland Inc		CALL		879868907	 1306	     700 CALL	SOLE		     700	0	0
Textron Inc			CALL		883203901	20560	   10000 CALL	SOLE		   10000	0	0
Time Warner Inc			COM		88732J207	53990	 1000000	SOLE		 1000000	0	0
UAL Corp			COM		910047109	62699	 2650000	SOLE		 2650000	0	0
Virgin Media Inc		COM		92769L101	46120	 2000000	SOLE		 2000000	0	0
Weyerhaeuser Co			COM		962166104	 9700	  615452	SOLE		  615452	0	0
Williams Cos Inc Del		COM		969457100	52553	 2750000	SOLE		 2750000	0	0
United States Stl Corp New	COM		912909008	32880	  750000	SOLE		  750000	0	0



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